Basis of Presentation and General information, Vessel Owning Subsidiaries (Details) $ in Thousands		6 Months Ended
		Jun. 30, 2022 t	May 09, 2022 USD ($)
Subsidiaries in Consolidation [Abstract]
DWT		2,500,000
M/V Magic P [Member]
Subsidiaries in Consolidation [Abstract]
DWT		76,453
Year built		2004
Delivery date to Castor		2017-02
M/V Magic Sun [Member]
Subsidiaries in Consolidation [Abstract]
DWT		75,311
Year built		2001
Delivery date to Castor		2019-09
M/V Magic Moon [Member]
Subsidiaries in Consolidation [Abstract]
DWT		76,602
Year built		2005
Delivery date to Castor		2019-10
M/V Magic Rainbow [Member]
Subsidiaries in Consolidation [Abstract]
DWT		73,593
Year built		2007
Delivery date to Castor		2020-08
M/V Magic Horizon [Member]
Subsidiaries in Consolidation [Abstract]
DWT		76,619
Year built		2010
Delivery date to Castor		2020-10
M/V Magic Nova [Member]
Subsidiaries in Consolidation [Abstract]
DWT		78,833
Year built		2010
Delivery date to Castor		2020-10
M/V Magic Venus [Member]
Subsidiaries in Consolidation [Abstract]
DWT		83,416
Year built		2010
Delivery date to Castor		2021-03
M/V Magic Orion [Member]
Subsidiaries in Consolidation [Abstract]
DWT		180,200
Year built		2006
Delivery date to Castor		2021-03
M/V Magic Argo [Member]
Subsidiaries in Consolidation [Abstract]
DWT		82,338
Year built		2009
Delivery date to Castor		2021-03
M/V Magic Twilight [Member]
Subsidiaries in Consolidation [Abstract]
DWT		80,283
Year built		2010
Delivery date to Castor		2021-04
M/V Magic Thunder [Member]
Subsidiaries in Consolidation [Abstract]
DWT		83,375
Year built		2011
Delivery date to Castor		2021-04
M/V Magic Vela [Member]
Subsidiaries in Consolidation [Abstract]
DWT		75,003
Year built		2011
Delivery date to Castor		2021-05
M/V Magic Nebula [Member]
Subsidiaries in Consolidation [Abstract]
DWT		80,281
Year built		2010
Delivery date to Castor		2021-05
M/V Magic Starlight [Member]
Subsidiaries in Consolidation [Abstract]
DWT		81,048
Year built		2015
Delivery date to Castor		2021-05
M/V Magic Eclipse [Member]
Subsidiaries in Consolidation [Abstract]
DWT		74,940
Year built		2011
Delivery date to Castor		2021-06
M/T Wonder Polaris [Member]
Subsidiaries in Consolidation [Abstract]
DWT		115,351
Year built		2005
Delivery date to Castor		2021-03
M/T Wonder Sirius [Member]
Subsidiaries in Consolidation [Abstract]
DWT		115,341
Year built		2005
Delivery date to Castor		2021-03
M/T Wonder Vega [Member]
Subsidiaries in Consolidation [Abstract]
DWT		106,062
Year built		2005
Delivery date to Castor		2021-05
M/T Wonder Avior [Member]
Subsidiaries in Consolidation [Abstract]
DWT		106,162
Year built		2004
Delivery date to Castor		2021-05
M/T Wonder Arcturus [Member]
Subsidiaries in Consolidation [Abstract]
DWT	[1]	106,149
Year built	[1]	2002
Delivery date to Castor	[1]	2021-05
Gross sale price | $			$ 13,150
M/T Wonder Mimosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT		36,718
Year built		2006
Delivery date to Castor		2021-05
M/T Wonder Musica [Member]
Subsidiaries in Consolidation [Abstract]
DWT		106,290
Year built		2004
Delivery date to Castor		2021-06
M/T Wonder Formosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT		36,660
Year built		2006
Delivery date to Castor		2021-06
M/V Magic Pluto [Member]
Subsidiaries in Consolidation [Abstract]
DWT		74,940
Year built		2013
Delivery date to Castor		2021-08
M/V Magic Perseus [Member]
Subsidiaries in Consolidation [Abstract]
DWT		82,158
Year built		2013
Delivery date to Castor		2021-08
M/V Magic Mars [Member]
Subsidiaries in Consolidation [Abstract]
DWT		76,822
Year built		2014
Delivery date to Castor		2021-09
M/V Magic Phoenix [Member]
Subsidiaries in Consolidation [Abstract]
DWT		76,636
Year built		2008
Delivery date to Castor		2021-10
M/T Wonder Bellatrix [Member]
Subsidiaries in Consolidation [Abstract]
DWT		115,341
Year built		2006
Delivery date to Castor		2021-12
M/V Magic Callisto [Member]
Subsidiaries in Consolidation [Abstract]
DWT		74,930
Year built		2012
Delivery date to Castor		2022-01
Spetses Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic P
Bistro Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Sun
Pikachu Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Moon
Bagheera Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Rainbow
Pocahontas Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Horizon
Jumaru Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Nova
Super Mario Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Venus
Pumba Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Orion
Kabamaru Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Argo
Luffy Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Twilight
Liono Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Thunder
Stewie Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Vela
Snoopy Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Nebula
Mulan Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Starlight
Cinderella Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Eclipse
Rocket Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Polaris
Gamora Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Sirius
Starlord Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Vega
Hawkeye Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Avior
Elektra Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1]	1T
Vessel name	[1]	M/T Wonder Arcturus
Vision Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Mimosa
Colossus Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Musica
Xavier Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Formosa
Songoku Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Pluto
Asterix Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Perseus
Johnny Bravo Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Mars
Garfield Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Phoenix
Drax Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/T Wonder Bellatrix
Mickey Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		M/V Magic Callisto
Castor Maritime SCR Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T

[1]	On May 9, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the Wonder Arcturus for a gross sale price of $13.15 million. The vessel was delivered to its new owners on July 15, 2022. For further information, see Note 16 to these financial statements.